Note 13 - Investments in Non-consolidated Companies (Details Textual)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 R$ / shares	Feb. 13, 2019 USD ($)
Disclosure of unconsolidated structured entities [line items]
Dividends received from associates, classified as investing activities	$ 75,929,000	$ 278,000	$ 28,974,000
Total investments in subsidiaries, joint ventures and associates	1,383,774,000	$ 957,352,000	$ 879,965,000
Techgen s.a. [member]
Disclosure of unconsolidated structured entities [line items]
Total investments in subsidiaries, joint ventures and associates	$ 29,400,000
Several banks, to refinance obligations [member]
Disclosure of unconsolidated structured entities [line items]
Debt service coverage ratio, covered, percent	22.00%
Letters of credit, covered	$ 10,300,000
Tecpetrol International S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate	30.00%
Usiminas [member]
Disclosure of unconsolidated structured entities [line items]
Fair value of investments in associates for which there are quoted market prices	$ 98,400,000
Total investments in subsidiaries, joint ventures and associates	$ 103,100,000
Usiminas [member] | Ordinary shares [member]
Disclosure of unconsolidated structured entities [line items]
Closing price, per share (in BRL per share) | (per share)	$ 2.6			R$ 14.51
Usiminas [member] | Preference shares [member]
Disclosure of unconsolidated structured entities [line items]
Closing price, per share (in BRL per share) | (per share)	$ 2.72			R$ 15.16
Usiminas [member] | Ternium S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Proportion of voting rights held in associate	3.07%
Proportion of ownership interest in associate	5.19%
Ternium S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Closing price, per ads (in dollars per share) | $ / shares	$ 43.52
Fair value of investments in associates for which there are quoted market prices	$ 999,700,000
Total investments in subsidiaries, joint ventures and associates	$ 1,210,200,000
Proportion of ownership interest in associate	11.46%
Ternium S.A. [member] | Tenaris [member]
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate	48.00%
Techgen s.a. [member]
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate	22.00%
Exposure to transportation capacity agreements	$ 45,700
Exposure to purchase and other service agreements	900
Exposure to the purchase of clean energy certificates	17,400
Loans and receivables	$ 264,200,000
Proportion of corporate guarantee covering obligations	22.00%
Techgen s.a. [member] | Tenaris [member]
Disclosure of unconsolidated structured entities [line items]
Loans and receivables	$ 58,100,000
Techgen s.a. [member] | Several banks, to refinance obligations [member]
Disclosure of unconsolidated structured entities [line items]
Debt instruments issued					$ 640,000,000
Global Pipe Company [Member]
Disclosure of unconsolidated structured entities [line items]
Total investments in subsidiaries, joint ventures and associates	$ 21,500,000
Proportion of ownership interest in associate	35.00%
Global Pipe Company [Member] | Saudi Steel Pipe Company [member]
Disclosure of unconsolidated structured entities [line items]
Corporate Guarantee Covering Obligations	$ 115,100,000